Sales - Trade receivables - Not past due - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Expected credit losses on trade receivables not past due	€ 54	€ 56	€ 23
Long-term trade receivables, headset sales, installments, term, bottom of range	12 months
Proceeds from the sale of receivables	€ 740	€ 640	€ 690